Trade receivables and Prepayments and other receivables (Details Textual) - Trade receivables [member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Credit period for trade receivables	30 days	30 days
Later than three months [member] | Financial assets past due but not impaired [member]
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0